PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
5.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	December 31,
	2015	2014
Network equipment	$215,333	$194,441
Network equipment under capital lease	10,126	8,023
Furniture and equipment	18,957	19,811
Software	49,769	41,595
Leasehold improvements	378,747	380,376
Land	—	254
Building	—	696
Buildings under capital lease	63,117	64,323
Property and equipment, gross	736,049	709,519
Less: accumulated depreciation and amortization ($31,784 and $25,209 related to capital leases at December 31, 2015 and 2014, respectively)	(407,349)	(367,374)
	$328,700	$342,145

We disposed or retired $33.3 million of assets with accumulated depreciation of $32.6 million during the year ended December 31, 2015, $17.9 million of assets with accumulated depreciation of $17.4 million during the year ended December 31, 2014 and $8.1 million of assets with accumulated depreciation of $8.1 million during the year ended December 31, 2013. We capitalized an immaterial amount of interest for each of the three years ended December 31, 2015.

Depreciation and amortization of property and equipment consisted of the following (in thousands):

	Year ended December 31,
	2015	2014	2013
Direct costs of network, sales and services	$70,080	$70,579	$44,799
Other depreciation and amortization	19,125	4,672	3,382
Subtotal	89,205	75,251	48,181
Amortization of acquired and developed technologies	3,450	5,918	4,967
Total depreciation and amortization	$92,655	$81,169	$53,148